Segment information - Summary of Products and Services (Details) - product	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of products individually accounted for 5% or more of revenue in each year	10	10	9
Fabric | Home Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	14.00%	14.00%	15.00%
Ice Cream | Foods & Refreshment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	13.00%	13.00%	13.00%
Skin Cleansing | Beauty & Personal Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	11.00%	12.00%	10.00%
Hair Care | Beauty & Personal Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	11.00%	11.00%	12.00%
Savoury | Foods & Refreshment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	11.00%	11.00%
Deodorant | Beauty & Personal Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	7.00%	8.00%	8.00%
Skin Care | Beauty & Personal Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	7.00%	7.00%	8.00%
Dressings | Foods & Refreshment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	6.00%	6.00%	5.00%
Tea | Foods & Refreshment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	5.00%	6.00%	6.00%
Home & Hygiene | Home Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	5.00%	5.00%	4.00%
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	11.00%	7.00%	8.00%